ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement of accumulated other comprehensive income [Roll Forward]
Beginning balance	$ 11,387
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai			(1,468)
Ending balance	10,189	11,387
Accumulated Other Comprehensive Income [Member]
Movement of accumulated other comprehensive income [Roll Forward]
Beginning balance	11,387	11,394	12,850
Foreign currency translation adjustment	69	(7)	12
Reclassification of unrealized gain on marketable equity securities into earnings			(1,468)
Deferred income received from disposal of a subsidiary	(1,267)
Ending balance	$ 10,189	$ 11,387	$ 11,394